Document and Entity Information	16 Months Ended
	Jul. 31, 2014	Nov. 12, 2014
Document And Entity Information
Entity Registrant Name	i minerals inc
Entity Central Index Key	0001405663
Document Type	10-12G
Document Period End Date	Jul. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		77,273,132
Document Fiscal Year Focus	2013